Common Stock	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Common Stock
6.	Common Stock

The Company’s common stock has the following characteristics:

•	The holders of shares of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders.

•	The holders of shares of common stock are entitled to receive dividends, if and when declared by the Company’s board of directors. Since inception, no cash dividends have been declared.

Offerings

In September 2015, the Company entered into a new grant contract with Cancer Prevention and Research Institute of Texas (“CPRIT”), in connection with an award of approximately $16.8 million. The award was in the form of an agreement by CPRIT to purchase $16.8 million of shares of common stock of the Company in a private placement concurrent with the initial public offering of the Company’s common stock. On October 5, 2015, CPRIT purchased 2,395,010 shares of the Company’s common stock at $7.00 per share. Net proceeds from the private placement, after related transaction offering costs, were approximately $16.6 million.

In October 2015, the Company issued 6.25 million shares of common stock in an underwritten public offering, with a price of $7.00 per share. The underwriters purchased an additional 704,962 shares of common stock pursuant to their option to purchase additional shares. The Company received aggregate net proceeds of approximately $43.7 million in the public offering, after deducting the underwriting discounts and commissions and estimated offering expenses payable by the Company.

7.	Shareholders’ Equity

Common Stock

The voting, dividend and liquidation rights of holders of shares of common stock are subject to and qualified by the rights, powers and preferences of the holders of shares of convertible preferred stock. The Company’s common stock has the following characteristics:

The holders of shares of common stock are entitled to one vote for each share of common stock held at all meetings of stockholders and written actions in lieu of meetings.

The holders of shares of common stock are entitled to receive dividends, if and when declared by the Company’s board of directors. Cash dividends may not be declared or paid to holders of common stock until paid on each series of outstanding convertible preferred stock in accordance with their respective terms. As of December 31, 2016, no cash dividends have been declared or paid since the Company’s inception.

Reverse Stock Split

In September 2015, the stockholders approved a reverse stock split of the outstanding shares of the Company’s common stock, Series A convertible preferred stock, Series B convertible preferred stock, Series B-1 convertible preferred stock, Series C convertible preferred stock and Series D convertible preferred stock in which every 15 shares were converted into one share of the related stock. No fractional shares were issued as a result of the reverse stock split. The par value for each class of stock remained at $0.001 per share. The effect of the reverse stock split has been recognized retroactively, in all share and price per share data presented in the financial statements and the notes to the financial statements.

Offerings

In September 2015, the Company entered into a new grant contract with Cancer Prevention and Research Institute of Texas (“CPRIT”) in connection with an award of approximately $16.8 million. The 2015 award was in the form of an agreement by CPRIT to purchase $16.8 million of shares of common stock of the Company in a private placement concurrent with the initial public offering of the Company’s common stock. On October 5, 2015, CPRIT purchased 2,395,010 shares of the Company’s common stock at $7.00 per share. Net proceeds from the private placement, after related transaction offering costs, were approximately $16.6 million.

In October 2015, the Company issued 6.25 million shares of common stock in an underwritten public offering, with a price of $7.00 per share. The underwriters purchased an additional 704,962 shares of common stock pursuant to their options to purchase additional shares. The Company received aggregate net proceeds of approximately $43.7 million in the public offering, after deducting the underwriting discounts and commissions and estimated offering expenses payable by the Company.